Investments Accounted for Using Equity Method	6 Months Ended
Jun. 30, 2021
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Investments Accounted for Using Equity Method

14.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD
Associates consisted of the following:

		Place of Incorporation and Operation	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities		December 31, 2020	June 30, 2021	June 30, 2020	December 31, 2020	June 30, 2021
			NT$	NT$
			(In Millions)	(In Millions)
Vanguard International Semiconductor Corporation (VIS)	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$8,964.1	$8,634.4	28%	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and sales of integrated circuits and other semiconductor devices	Singapore	5,900.2	6,409.2	39%	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	2,522.3	2,849.6	41%	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,315.4	1,291.6	35%	35%	35%
Mutual-Pak Technology Co., Ltd. (Mutual-Pak)	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	28.2	25.7	28%	28%	28%

			$18,730.2	$19,210.5

The market prices of the associates’ ownership held by the Company in publicly traded stocks calculated by the closing price at the end of the reporting period are summarized as follows. The closing price represents the quoted price in active markets, the level 1 fair value measurement.

	December 31, 2020	June 30, 2021
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)
VIS	$53,849.9	$54,778.4

GUC	$15,827.2	$19,282.1

Xintec	$20,420.2	$18,806.6